DEFERRED TAX ASSETS AND LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset increased due to increase in provision		$ 5,858
Deferred tax liability decreased		7,529
Increased in unrecognised deferred tax assets	$ 37,702
Deferred tax asset	8,698	14,556
Issuence of exchangeable note			$ 15,000
USA [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	345	277
Brazil [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	1,380	2,094
TBIL [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	2,641	1,671
TBML [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	$ 8,293	$ 8,293